UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0234

Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Common Stock Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2008

	Shares, Shares Subject to Put/Call, or Principal Amount		Value

Common Stocks 93.8%
Aerospace and Defense 2.9%
Boeing	12,100	shs.	$899,877
General Dynamics	12,400		1,033,788
Honeywell International	33,800		1,906,996
United Technologies	20,700		1,424,574

			5,265,235

Air Freight and Logistics 1.1%
United Parcel Service (Class B)	26,800		1,956,936

Airlines 0.7%
AMR*	52,900		477,158
Delta Air Lines*	41,000		352,600
Northwest Airlines*	42,000		377,580

			1,207,338

Auto Components 0.6%
Goodyear Tire & Rubber*	41,500		1,070,700

Automobiles 0.4%
General Motors	37,400		712,470

Biotechnology 1.9%
Amgen*	17,100		714,438
Cephalon*	29,900		1,925,560
ImClone Systems*	19,600		831,432

			3,471,430

Capital Markets 3.0%
Bank of New York Mellon	20,800		867,984
Fortress Investment Group (Class A)	141,000		1,731,480
Goldman Sachs Group	4,550		752,525
Lehman Brothers Holdings	16,700		628,588
Morgan Stanley	32,900		1,503,530

			5,484,107

Chemicals 0.4%
Monsanto	6,300		702,450

Commercial Banks 2.1%
PNC Financial Services Group	16,200		1,062,234
Wachovia	44,140		1,191,780
Wells Fargo	52,500		1,527,750

			3,781,764

Commercial Services and Supplies 0.6%
Waste Management	31,900		1,070,564

Communications Equipment 6.9%
Cisco Systems*	96,060		2,314,085
Comverse Technology*	291,742		4,523,460
Nokia (ADR)	52,700		1,677,441
QUALCOMM	56,800		2,328,800
Research In Motion*	14,800		1,661,004

			12,504,790

Computers and Peripherals 3.9%
Apple*	13,300		1,908,550
Hewlett-Packard	53,300		2,433,678
International Business Machines	15,100		1,738,614
Seagate Technology	42,657		893,238

			6,974,080

Construction and Engineering 0.8%
Foster Wheeler*	14,200		804,004
Quanta Services*	25,300		586,201

			1,390,205

Consumer Finance 0.7%
American Express	30,500		1,333,460

Containers and Packaging 1.8%
Smurfit-Stone Container*	418,470		3,222,219

Diversified Financial Services 4.1%
Bank of America	79,760	3,023,702
CIT Group	21,600	255,960
JPMorgan Chase	97,250	4,176,888

		7,456,550

Diversified Telecommunication Services 3.1%
AT&T	97,400	3,730,420
Qwest Communications International	172,764	782,621
Time Warner Telecom (Class A)*	70,000	1,084,300

		5,597,341

Electric Utilities 0.8%
Exelon	18,200	1,479,114

Energy Equipment and Services 3.2%
Baker Hughes	13,200	904,200
Halliburton	32,800	1,290,024
Noble	22,100	1,097,707
Schlumberger	16,100	1,400,700
Transocean	8,200	1,108,640

		5,801,271

Food and Staples Retailing 3.3%
CVS/Caremark	34,200	1,385,442
Rite Aid*	1,554,854	4,571,271

		5,956,713

Health Care Equipment and Supplies 1.8%
Baxter International	14,000	809,480
St. Jude Medical*	29,400	1,269,786
Zimmer Holdings*	14,100	1,097,826

		3,177,092

Health Care Providers and Services 1.4%
Express Scripts*	14,800	951,936
Health Net*	7,416	228,413
Quest Diagnostics	20,400	923,508
UnitedHealth Group	10,358	355,901

		2,459,758

Hotels, Restaurants and Leisure 0.8%
Wynn Resorts	14,800	1,489,472

Independent Power Producers and Energy Traders 0.5%
AES*	59,400	990,198

Industrial Conglomerates 2.5%
3M	9,400	744,010
General Electric	103,610	3,834,606

		4,578,616

Insurance 3.6%
American International Group	42,000	1,816,500
Hartford Financial Services Group	24,900	1,886,673
MetLife	27,300	1,645,098
Prudential Financial	15,211	1,190,261

		6,538,532

Internet Software and Services 2.6%
Google (Class A)*	2,500	1,101,175
SAVVIS	113,292	1,843,261
Yahoo!*	61,361	1,775,174

		4,719,610

Life Sciences Tools and Services 0.7%
Applied Biosystems Group	38,600	1,268,396

Machinery 0.9%
Caterpillar	13,400	1,049,086
Deere	7,500	603,300

		1,652,386

Media 3.8%
Comcast (Class A)*	33,000	638,220
Gemstar-TV Guide International*	1,133,342	5,326,707
Time Warner	64,200	900,084

		6,865,011

Metals and Mining 2.3%
Alcoa	45,591	1,644,011
Freeport-McMoRan Copper & Gold (Class B)	26,400	2,540,208

		4,184,219

Multiline Retail 2.2%
Kohl’s*	42,740	1,833,119
Target	43,100	2,184,308

		4,017,427

Oil, Gas and Consumable Fuels 8.4%
Chevron	35,100	2,996,136
ConocoPhillips	29,500	2,248,195
El Paso	111,400	1,853,696
Exxon Mobil	68,430	5,787,809
Valero Energy	17,300	849,603
XTO Energy	23,675	1,464,535

		15,199,974

Pharmaceuticals 7.4%
Abbott Laboratories	30,800	1,698,620
Bristol-Myers Squibb	78,700	1,676,310
Forest Laboratories*	20,500	820,205
Johnson & Johnson	18,800	1,219,556
Merck	41,200	1,563,540
Mylan Laboratories	78,200	907,120
Pfizer	100,238	2,097,981
Schering-Plough	43,500	626,835
Sepracor*	22,600	441,152
Wyeth	55,133	2,302,354

		13,353,673

Semiconductors and Semiconductor Equipment 3.5%
Intel	84,000	1,779,120
Marvell Technology Group*	307,074	3,340,965
NVIDIA*	37,300	738,167
Qimonda (ADR)*	90,869	391,645

		6,249,897

Software 3.4%
Adobe Systems*	3,794	135,028
BMC Software*	24,400	793,488
Microsoft	128,700	3,652,506
Oracle*	78,800	1,541,328

		6,122,350

Specialty Retail 1.6%
Home Depot	26,800	749,596
OfficeMax	116,131	2,222,747

		2,972,343

Thrifts and Mortgage Finance 0.0%
Countrywide Financial	1	6

Tobacco 3.8%
Altria Group	72,200	1,602,840
Philip Morris International*	72,200	3,651,876
UST	29,100	1,586,532

		6,841,248

Wireless Telecommunication Services 0.4%
NII Holdings*	22,700	721,406

Total Common Stocks		169,840,351

Options Purchased* 0.9%
Biotechnology 0.0%
Amgen, Call expiring January 2009 at $60	34,400	23,048

Capital Markets 0.0%
Lehman Brothers Holdings, Call expiring January 2009 at $80	33,800	18,590

Communications Equipment 0.2%
JDS Uniphase, Call expiring January 2009 at $15	87,800	131,700
Motorola, Call expiring January 2009 at $20	94,900	9,490
QUALCOMM, Call expiring January 2009 at $40	27,300	161,070

		302,260

Diversified Financial Services 0.0%
CIT Group, Call expiring January 2009 at $35	26,600	13,300
Citigroup, Call expiring January 2009 at $30	27,800	35,306

		48,606

Food and Staples Retailing 0.0%
Rite Aid, Call expiring January 2009 at $5	308,700	108,045

Hotels, Restaurants and Leisure 0.0%
Starbucks, Call expiring January 2009 at $30	51,000	10,200

Index Derivatives 0.2%
Financial Select Sector SPDR Fund, Put expiring January 2009 at $30	62,300	84,105
Powershare QQQ Trust, Call expiring December 2008 at $48	55,900	137,794
SPDR Trust Series 1, Call expiring December 2008 at $140	14,100	101,520

		323,419

Internet Software and Services 0.3%
Yahoo!, Call expiring January 2009 at $25	63,400	380,400
Yahoo!, Call expiring January 2009 at $30	48,900	124,695

		505,095

Pharmaceuticals 0.1%
Bristol-Myers Squibb, Call expiring January 2009 at $25	39,400	37,036
Wyeth, Call expiring July 2008 at $42.50	36,100	115,520

		152,556

Semiconductors and Semiconductor Equipment 0.1%
Marvell Technology Group, Call expiring January 2009 at $15	86,100	73,185
Marvell Technology Group, Call expiring January 2009 at $20	79,300	19,825
Micron Technology, Call expiring January 2009 at $15	187,200	28,080

		121,090

Total Options Purchased		1,612,909

Short-Term Holdings 6.7%
Equity-Linked Notes† 3.4%
Deutsche Bank:
39%, 9/5/08 (a)	$1,275,000	1,099,178
Goldman Sachs Group:
35.5%, 4/21/08 (b)	1,715,000	727,417
34.6%, 10/2/08 (c)	1,275,000	1,242,156
Lehman Brothers:
53.51%, 9/14/08 (d)	1,275,000	964,690
39.5%, 10/2/08 (e)	1,275,000	1,237,387
Morgan Stanley:
43.3%, 5/15/08 (f)	1,632,000	919,975

Total Equity-Linked Notes		6,190,803

Time Deposit 3.3%
Bank of Montreal, 2.25%, 4/1/2008	5,986,000	5,986,000

Total Short-Term Investments		12,176,803

Total Investments 101.4%		183,630,063
Other Assets Less Liabilities (1.4)%		(2,537,959)

Net Assets 100.0%		$181,092,104

* Non-income producing security.

ADR - American Depositary Receipts.

† The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

(a)	Oracle, Schering-Plough and Target.

(b)	Comverse Technology, Northwest Airlines and Qwest Communications International.

(c)	Adobe Systems, UnitedHealth Group and Wyeth.

(d)	Delta Air Lines, Intel and Mylan.

(e)	Health Net, Kohl’s and Prudential Financial.

(f)	NII Holdings, Office Depot and Qwest Communications International.

As of March 31, 2008, the cost of investments for federal income tax purposes was $211,397,908. The tax basis gross appreciation and depreciation of portfolio securities were $9,709,244 and $37,477,089, respectively. Net unrealized depreciation was $27,767,845.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quoatations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurement - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of March 31, 2008 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices	$171,453,260
Level 2 - Other Significant Observable Inputs	12,176,803
Level 3 - Significant Unobservable Inputs	0

Total	$183,630,063

Risk - To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favour. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.